Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Trademark	$ 2,587,480	$ 2,598,909
Less: accumulated amortization	(411,879)	(236,492)
Intangible asset, net	$ 2,175,601	$ 2,362,417